Trade payables and accrued liabilities	9 Months Ended
Sep. 30, 2019
Trade payables and accrued liabilities
Trade payables and accrued liabilities

7.Trade payables and accrued liabilities

	September 30,	December 31,
	2019	2018
Trade payables	$468,874	$635,622
Wages payables	92,890	80,573
Due to related parties (Note 16)	367,413	83,331
Accrued liabilities	256,801	463,335
	$1,185,978	$1,262,861